Other current assets (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	[3]	Apr. 30, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Prepaid expenses			$ 87	$ 21
Deferred consideration	[1]		80	135
Taxes receivable			24	25
Reimbursable amounts due from customers			15	21
Deferred mobilization cost			15	35
Receivable from ship-yard	[2]		0	170
Other current assets			36	88
Total other current assets			257	495
Payments received from loans granted to related parties			$ 66	283	$ 233
Monthly repayment amount of non-contingent deferred consideration				5
Tender Rig Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-contingent deferred consideration							$ 145
Payments received from loans granted to related parties				10
Proceeds from interest received				$ 25
LIBOR | Tender Rig Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loan receivable basis spread on variable rate (as percent)							5.00%
Exploration and Production Equipment | Cancellation of West Mira
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Newbuilding settlement claim		$ 170

[1]	On April 30, 2013, we completed the disposal of the tender rig business to SapuraKencana. The total consideration consisted of a non-contingent deferred consideration of $145 million, bearing interest at LIBOR plus 5%, which was due in April 2016. During the year ended December 31, 2016, SapuraKencana repaid $10 million of the principal and paid $25 million of interest. On August 28, 2017 this was converted into a formalized loan agreement whereby $5 million is repaid each month, with the residual due to be repaid on August 3, 2018. We expect the entire amount will be recoverable.
[2]	The receivable from shipyard relates to the West Mira, which reached settlement for $170 million on March 13, 2017. For details on the arbitration process and subsequent settlement, refer to Note 6 "Loss on disposals" for more information.
[3]	Text selection found with no content.